Net Loss Per Share - Summary of Common Stock Equivalents Outstanding (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	1,791,973	9,072,460
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	1,621,906	766,156
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	170,067	284,129
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents		8,022,175